CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Detail Textuals)	12 Months Ended
	Dec. 31, 2018 $ / shares	Jul. 11, 2018 $ / shares	Dec. 31, 2017 $ / shares	Jan. 08, 2014 $ / shares
Condensed Financial Information Disclosure [Abstract]
Ordinary shares, par value per share (in dollars per share) | (per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary share percentage	100%